Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Columbia Flexible Capital Income Fund (Class A)
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class A
Trading Symbol	CFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]	Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	14.22	7.72	6.27
Class A (including sales charges)	7.69	6.44	5.64
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,216,732,323
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 8,027,477
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Flexible Capital Income Fund (Advisor Class)
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Advisor Class
Trading Symbol	CFCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$ 79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of
Fund
Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	14.52	8.00	6.53
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,216,732,323
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 8,027,477
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset
Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Flexible Capital Income Fund (Class C)
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Class C
Trading Symbol	CFIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 187	1.75%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
Management's Discussion of
Fund
Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	13.39	6.91	5.48
Class C (including sales charges)	12.39	6.91	5.48
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,216,732,323
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 8,027,477
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Flexible Capital Income Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional Class
Trading Symbol	CFIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results t
h
e most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	14.42	7.98	6.52
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,216,732,323
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 8,027,477
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset
Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Flexible Capital Income Fund (Institutional 2 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 2 Class
Trading Symbol	CFXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 77	0.72%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of
Fund
Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	14.53	8.02	6.58
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,216,732,323
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 8,027,477
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Flexible Capital Income Fund (Institutional 3 Class)
Shareholder Report [Line Items]
Fund Name	Columbia Flexible Capital Income Fund
Class Name	Institutional 3 Class
Trading Symbol	CFCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Flexible Capital Income Fund (the Fund) for the period of June 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Top Performance Contributors
Stock selection
| Selections in the information technology, financials and health care sectors boosted the Fund’s relative results the most during the annual period.
Allocations
| Underweights to the health care and communication services sectors buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Qualcomm, a semiconductor company; Cytokinetics, a biotechnology company; MetLife, an insurance company; and Broadcom, a semiconductor company, were among the top relative contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the industrials, materials and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| An underweight to the financials sector and an overweight to the consumer discretionary sector detracted from relative results during the annual period.
Individual holdings
| Positions in Farfetch Limited, a specialty retail company; New York Community Bancorp. Inc., a bank company; Bristol-Myers Squibb Company, a pharmaceuticals company; and 2u, a consumer services technology company, were among the top relative detractors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class (a)	14.58	8.08	6.53
Blended Benchmark - 33.34% Russell 1000 Value Index, 33.33% Bloomberg U.S. Corporate Investment Grade & High Yield Index, 33.33% Bloomberg U.S. Convertible Composite Index	12.52	7.73	6.75
Bloomberg U.S. Aggregate Bond Index	1.31	(0.17)	1.26
(a)
The returns shown for periods prior to March 1, 2017 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,216,732,323
Holdings Count | Holdings	173
Advisory Fees Paid, Amount	$ 8,027,477
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,216,732,323
Total number of portfolio holdings	173
Management services fees (represents 0.63% of Fund average net assets)	$ 8,027,477
Portfolio turnover for the reporting period	36%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
Exxon Mobil Corp.	1.5%
International Business Machines Corp.	1.2%
Ares Capital Corp.	1.1%
Philip Morris International, Inc.	1.0%
Blackstone Secured Lending Fund	1.0%
Chevron Corp.	1.0%
M&T Bank Corp.	1.0%
Apollo Global Management, Inc. 07/31/2026 6.750%	1.0%
PennyMac Corp. 03/15/2026 5.500%	1.0%
Amgen, Inc.	1.0%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds